INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
As of September 30, 2014, inventories are as follows:

	September 30, 2014	December 31, 2013

Sleepy cods, prawns, eels and marble goble	$4,935,062	$1,761,111
Bread grass	3,337,428	580,955
Beef cattle	5,850,305	1,951,962
Organic fertilizer	3,094,379	895,670
Forage for cattle and consumable	3,591,769	684,979
Raw materials for bread grass and organic fertilizer	13,411,046	855,493
Beef and mutton	2,213,890	-
Immature seeds	1,006,013	698,704
Harvested HU plantation	-	719,329
	$37,439,892	$8,148,203

As of December 31, 2013, inventories are as follows:

	2013	2012

Sleepy cods, prawns, eels and marble goble	$1,761,111	4,612,090
Bread grass	580,955	1,473,653
Beef cattle	1,951,962	2,569,659
Organic fertilizer	895,670	737,166
Forage for cattle and consumable	684,979	278,900
Raw materials for bread grass and organic fertilizer	855,493	6,765,536
Immature seeds	698,704	677,751
Harvested HU plantation	719,329	-
	8,148,203	17,114,755